Other Intangible Assets, Net (Details) - Schedule of other intangible assets, net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Intangible asset, Gross	$ 128,984	$ 131,788
Intangible assets, Accumulated amortization	72,045	56,835
Other intangible assets, net	$ 56,939	74,953
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining useful life (years)	7 years 7 months 6 days
Intangible asset, Gross	$ 57,317	59,482
Intangible assets, Accumulated amortization	$ 23,940	18,827
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining useful life (years)	4 years
Intangible asset, Gross	$ 70,123	70,813
Intangible assets, Accumulated amortization	$ 46,960	37,050
Patent [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining useful life (years)	2 years 6 months
Intangible asset, Gross	$ 1,544	1,493
Intangible assets, Accumulated amortization	$ 1,145	$ 958